Transactions and balances with related parties - Schedule of General and Administrative Expense Between Related Parties (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) executive	Dec. 31, 2023 USD ($) executive	Dec. 31, 2022 USD ($) executive
Related party [Abstract]
Share-based compensation arrangement, performance bonus, premium, percentage	20.00%
Employee annual salary plus employee benefits	$ 6,973,526	$ 7,128,489	$ 6,217,721
Share-based compensation expense	8,982,488	8,001,831	6,650,487
Key management personnel compensation	$ 15,956,014	$ 15,130,320	$ 12,868,208
Number of key executives | executive	25	23	21